Intangible Assets - Schedule of Amortization Expenses (Details) - Finite-Lived Intangible Assets [Member]	Dec. 31, 2025 USD ($)
Schedule of Amortization Expenses [Line Items]
2026	$ 261,991
2027	56,272
2028
2029
2030
Thereafter
Total	$ 318,263